Jun. 30, 2015
PACE® Intermediate Fixed Income Investments
PACE® Intermediate Fixed Income Investments

UBS PACE

Prospectus Supplement

PACE® Select Advisors Trust

PACE® Mortgage-Backed Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Global Real Estate Securities Investments

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares and Class P shares (collectively, the "Prospectuses"), each dated November 28, 2014, as supplemented.

June 30, 2015

Dear Investor,

The purpose of this supplement is to provide you with updated information regarding each of the above named funds (the "funds"). Effective August 3, 2015, the 1.00% redemption fee imposed on sales or exchanges of any class of shares of the funds made during the holding periods specified in the Prospectuses will be eliminated. Effective August 3, 2015, the Prospectuses are supplemented accordingly as shown below.

All references and disclosure related to the redemption fee are removed.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.